10. Debt Issue Costs	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
10. Debt Issue Costs

Note 10 Debt Issue Costs

Balance- December 31, 2013	$247,197
Additions	69,600
Amortization	(154,851)
Balance- December 31, 2014	161,946
Amortization	(147,341)
Balance- December 31, 2015	$14,605

The Company recorded amortization expense of $147,341 and $103,388 for the years ended December 31, 2015 and December 31, 2014, respectively. Accumulated amortization of debt issuance costs amounted to $302,192 and $154,851 at December 31, 2015 and December 31, 2014 respectively.

Remaining in the following years ended December 31,
2016	$14,605